Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule of other comprehensive income components

EUR million
	2020	2019	2018
Other comprehensive income	(33,144)	(24,168)	(24,125)
Items that will not be reclassified to profit or loss	(5,328)	(4,288)	(2,936)
Actuarial gains and losses on defined benefit pension plans	(5,002)	(4,764)	(3,609)
Non-current assets held for sale	—	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(2)	1	1
Other valuation adjustments	—	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(308)	514	597
Inefficiency of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	159	44	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(159)	(44)	—
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	(16)	(39)	75
Items that may be reclassified to profit or loss	(27,816)	(19,880)	(21,189)
Hedges of net investments in foreign operations (Effective portion)	(3,124)	(5,464)	(4,312)
Exchange differences	(26,911)	(16,701)	(17,661)
Hedging derivatives. Cash flow hedges (Effective portion)	295	300	277
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	2,411	2,321	828
Hedging instruments (items not designated)	—	—	—
Non-current assets classified as held for sale	—	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(487)	(336)	(321)

Schedule of changes in fair value of equity instruments that will not be reclassified	The following is a breakdown of the composition of the balance as of 31 December 2020 under 'Other comprehensive income - Items that will not be reclassified to profit or loss - Changes in the fair value of equity instruments measured at fair value with changes in other global result' depending on the geographical origin of the issuer:

EUR million
	2020
	Capital gains by valuation	Capital losses by valuation	Net gains/losses by valuation	Fair Value
Equity instruments
Domestic
Spain	28	(849)	(821)	1,032
International
Rest of Europe	65	(76)	(11)	314
United States	7	(4)	3	25
Latin America and rest	525	(4)	521	1,412
	625	(933)	(308)	2,783
Of which:
Publicly listed	525	(31)	494	1,424
Non publicly listed	100	(902)	(802)	1,359

EUR million
	2019
	Capital gains by valuation	Capital losses by valuation	Net gains/losses by valuation	Fair Value
Equity instruments
Domestic
Spain	21	(445)	(424)	184
International
Rest of Europe	68	(72)	(4)	379
United States	15	(3)	12	44
Latin America and rest	934	(4)	930	2,256
	1,038	(524)	514	2,863
Of which:
Publicly listed	936	(14)	922	2,283
Non publicly listed	102	(510)	(408)	580

EUR million
	2018
	Capital gains by valuation	Capital losses by valuation	Net gains/losses by valuation	Fair Value
Equity instruments
Domestic
Spain	20	(216)	(196)	417
International
Rest of Europe	160	(76)	84	652
United States	9		9	42
Latin America and rest	708	(8)	700	1,560
	897	(300)	597	2,671
Of which:
Publicly listed	818	(18)	800	1943
Non publicly listed	79	(282)	(203)	728

Schedule of exchange differences included in other comprehensive income that may be reclassified to profit or loss
The detail, by country is as follows:

	2020	2019	2018
Net balance at end of year*	(30,035)	(22,165)	(21,973)
Of which:
Brazilian real	(17,417)	(13,579)	(12,950)
Pound sterling	(4,205)	(3,135)	(3,924)
Mexican peso	(3,091)	(2,439)	(2,312)
Argentine peso*	(2,288)	(2,094)	(1,930)
Chilean peso	(1,776)	(1,560)	(1,238)
US dollar	387	1,654	1,330
Polish zloty	(788)	(501)	(491)
Other	(857)	(511)	(458)
*Grupo Santander has changed its accounting policy in relation to the presentation of exchange differences and the effects of hyperinflation of the operations generated in Argentina, reclassifying at 1 January 2019 and 2018 an amount of EUR -1,984 million and -1,585 million from the heading 'Other reserves' to 'Accumulated other comprehensive income' (see note 2.a and 33.b).

Schedule of other comprehensive income, that may be reclassified to profit or loss, by type of instrument and geographical origin of the issuer
The breakdown, by type of instrument and geographical origin of the issuer, of 'Other comprehensive income – Items that may be reclassified to profit or loss - Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income' at 31 December 2020, 2019 and 2018 is as follows:

EUR million
	31 December 2020
	Revaluation gains	Revaluation losses	Net revaluation gains/ (losses)	Fair value
Debt instruments
Government debt securities and debt Instruments issued by central banks
Spain (note 7)	693	—	693	19,314
Rest of Europe	915	(69)	846	23,116
Latin America and rest of the world	785	(73)	712	51,026
Private-sector debt securities	181	(21)	160	24,714
	2,574	(163)	2,411	118,170

EUR million
	31 December 2019
	Revaluation gains	Revaluation losses	Net revaluation gains/ (losses)	Fair value
Debt instruments
Government debt securities and debt Instruments issued by central banks
Spain (note 7)	947	(2)	945	32,413
Rest of Europe	664	(38)	626	19,052
Latin America and rest of the world	839	(121)	718	51,284
Private-sector debt securities	81	(49)	32	20,096
	2,531	(210)	2,321	122,845

EUR million
	31 December 2018
	Revaluation gains	Revaluation losses	Net revaluation gains/ (losses)	Fair value
Debt instruments
Government debt securities and debt Instruments issued by central banks
Spain (note 7)	326	(3)	323	38,550
Rest of Europe	373	(55)	318	17,494
Latin America and rest of the world	448	(117)	331	42,599
Private-sector debt securities	37	(178)	(141)	19,777
	1,184	(353)	831	118,420

Schedule of changes in other comprehensive income for entities accounted for using the equity method
The changes in other comprehensive income - Entities accounted for using the equity method were as follows:

EUR million
	2020	2019	2018
Balance at beginning of year	(335)	(320)	(222)
Revaluation gains/(losses)	(170)	(22)	(118)
Net amounts transferred to profit or loss	16	7	20
Balance at end of year	(489)	(335)	(320)
Of which:
Zurich Santander Insurance América, S.L.	(298)	(171)	(183)